Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ (2,405,998)	$ (2,379,531)
Subtotal (excluding lessor VIE loans)	(994,818)	(885,860)
Less: Deferred financing costs	26,417	28,749
Total debt, net of deferred financing costs	(2,379,581)	(2,350,782)
Revolving Credit Facility | Gimi facility
Debt Instrument [Line Items]
Total debt	(410,000)	(300,000)
Revolving Credit Facility | Term facility
Debt Instrument [Line Items]
Total debt	(100,000)	(100,000)
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Total debt	(391,815)	(383,739)
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt	(60,178)	(65,649)
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	(32,825)	(36,472)
Secured Debt | CSSC VIE loan
Debt Instrument [Line Items]
Total debt	(643,297)	(691,488)
Secured Debt | ICBCL VIE loans
Debt Instrument [Line Items]
Total debt	(401,662)	(434,152)
Secured Debt | AVIC VIE Loans
Debt Instrument [Line Items]
Total debt	(114,656)	(104,807)
Secured Debt | CCBFL VIE loan
Debt Instrument [Line Items]
Total debt	(90,178)	(90,178)
Secured Debt | CMBL VIE loan
Debt Instrument [Line Items]
Total debt	(81,950)	(89,450)
Secured Debt | COSCO Shipping VIE loan
Debt Instrument [Line Items]
Total debt	$ (79,437)	$ (83,596)